Fees Summary	Jun. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 998,585,000.00
Previously Paid Amount	0.00
Total Fee Amount	152,883.36
Total Offset Amount	0.00
Net Fee	152,883.36
Narrative - Max Aggregate Offering Price	$ 998,585,000.00
Final Prospectus	true